Working capital - Provisions (Detail) £ in Millions	12 Months Ended
Jun. 30, 2019 GBP (£)
Disclosure of other provisions [line items]
30 June 2018	£ 397
Exchange differences	(1)
Provisions charged during the year(i)	61
Provisions utilised during the year	(48)
Unwinding of discounts	7
30 June 2019	416
Current liabilities	99
Non-current liabilities	317
Provisions	397
Thalidomide
Disclosure of other provisions [line items]
30 June 2018	217
Exchange differences	0
Provisions charged during the year(i)	0
Provisions utilised during the year	(15)
Unwinding of discounts	7
30 June 2019	209
Current liabilities	16
Non-current liabilities	193
Provisions	217
Other
Disclosure of other provisions [line items]
30 June 2018	180
Exchange differences	(1)
Provisions charged during the year(i)	61
Provisions utilised during the year	(33)
Unwinding of discounts	0
30 June 2019	207
Current liabilities	83
Non-current liabilities	124
Provisions	£ 180